Investments in Trading Securities (Details) - USD ($)				1 Months Ended			12 Months Ended
	Jul. 29, 2025	Feb. 05, 2025	Jan. 21, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Investments in Trading Securities [Line Items]
Ordinary shares fair value				$ 116,557			$ 116,557	$ 424,148
Ordinary shares (in Shares)				301,932
Ordinary shares (in Shares)							314,000
Fair value of investments							$ 3,556,519	(381,370)	$ (192,102)
Board of Directors Chairman [Member]
Investments in Trading Securities [Line Items]
Stock split					ratio of 1-for-25
Ordinary Shares [Member]
Investments in Trading Securities [Line Items]
Ordinary shares fair value								$ 424,148
Number of ordinary shares (in Shares)							49,309
Ordinary shares (in Shares)	301,932	87,778	212,222			212,222	601,983	105,862
Number of fair value of ordinary shares (in Shares)							314,000
Ordinary Shares [Member] | Trading Securities [Member]
Investments in Trading Securities [Line Items]
Number of ordinary shares (in Shares)							7,850,000
Ordinary Shares [Member] | Board of Directors Chairman [Member] | Trading Securities [Member]
Investments in Trading Securities [Line Items]
Ordinary shares (in Shares)							7,850,000
Ordinary Shares [Member] | Minimum [Member]
Investments in Trading Securities [Line Items]
Ordinary shares fair value
Ordinary Shares [Member] | Maximum [Member]
Investments in Trading Securities [Line Items]
Ordinary shares fair value				$ 116,557			$ 116,557